Cash and cash equivalents - Consolidated cash and cash equivalents and (Details) $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 CAD ($)
Cash and cash equivalents
Cash and cash equivalents	$ 43,500	$ 20,110	$ 16	$ 105,944	$ 54,242	$ 565	$ 33,407
Canadian dollars
Cash and cash equivalents
Cash and cash equivalents	16,857			32,444
Mexican Pesos
Cash and cash equivalents
Cash and cash equivalents	1			35
U.S. dollars
Cash and cash equivalents
Cash and cash equivalents	$ 26,597			$ 73,465